Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
REVENUE
4.	REVENUE

An analysis of revenue is as follows:

	2021	2022	2023
	$’000	$’000	$’000
Sales of intellectual property	45,726
Sales of an exclusive option.	—	—	5,000
Total	45,726	—	5,000

Revenue of $5,000 for the year ended December 31, 2023 was derived from the option grant fee for the sale of an exclusive option to enter into a license agreement to further develop and commercialize products to a single customer, recognized at a point in time, and there was no further performance obligation to be performed.

The Group entered into a collaboration agreement with one customer in the year ended December 31,2021 for a list of patents and related research material, know-how, and research results generated through studies of the five products. The terms of the arrangement include: non-refundable upfront fees of RMB295,000 (approximately equivalent to $45,726), milestone payments for the achievement of specified certain development and sales targets and sales-based royalties.

Revenue of $45,726 for the year ended December 31, 2021 was derived from the upfront fee for the sale of intellectual property to a single customer, recognized at a point in time, and there was no further performance obligation to be performed.